Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	¥ 51,457,258	$ 7,265,204	¥ 137,427,191
Less: allowance for doubtful accounts	(27,735,262)	(3,915,917)	(117,080,588)
Accounts receivable, net	¥ 23,721,996	$ 3,349,287	¥ 20,346,603